CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, beginning of period	$ 231,129	$ 218,931
Balance, beginning of period (in shares)	191,139,933	186,466,181
Effect of exchange transaction	$ (10,605)	$ (15,946)
Effect of exchange transaction (in shares)	(15,546,014)	(15,035,612)
Issuance of Series D preferred stock upon conversion of promissory note		$ 28,144
Issuance of Series D preferred stock upon conversion of promissory note (in shares)		19,711,869
Settlement of litigation (in shares)		(2,505)
Cancellation of exchange transaction by shareholder (in shares)	(177,375)
Issuance of common and preferred stock upon exercise of stock options and warrants	$ 39
Issuance of common and preferred stock upon exercise of stock options and warrants (in shares)	21,239
Balance, end of period	$ 220,563	$ 231,129
Balance, end of period (in shares)	175,437,783	191,139,933